Vanguard® STAR Fund
Schedule of Investments (unaudited)
As of January 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Investment Companies (100.1%)
U.S. Stock Funds (43.6%)
Vanguard Windsor II Fund Investor Shares	87,723,115	3,933,505
Vanguard U.S. Growth Fund Investor Shares	51,751,965	2,933,819
Vanguard Windsor Fund Investor Shares	91,333,664	2,209,361
Vanguard PRIMECAP Fund Investor Shares	10,806,831	1,688,675
Vanguard Explorer Fund Investor Shares	8,309,752	955,040
		11,720,400
International Stock Funds (18.5%)
Vanguard International Value Fund Investor Shares	65,066,002	2,707,396
Vanguard International Growth Fund Investor Shares	57,095,268	2,271,250
		4,978,646
U.S. Bond Funds (38.0%)
Vanguard GNMA Fund Investor Shares	329,499,138	3,430,086
Vanguard Short-Term Investment-Grade Fund Investor Shares	322,474,723	3,427,906
Vanguard Long-Term Investment-Grade Fund Investor Shares	324,387,364	3,350,922
		10,208,914
Total Investments (100.1%) (Cost $17,418,281)		26,907,960
Other Assets and Liabilities—Net (-0.1%)		(14,522)
Net Assets (100%)		26,893,438
Cost is in $000.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
B.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At January 31, 2022, 100% of the market value of the fund's investments was determined based on Level 1 inputs.
C.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Oct. 31, 2021 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jan. 31, 2022 Market Value ($000)
Vanguard Explorer Fund	1,077,280	145,686	—	—	(267,926)	1,979	143,708	955,040
Vanguard GNMA Fund	3,562,980	8,289	83,966	(3,682)	(53,535)	8,288	—	3,430,086
Vanguard International Growth Fund	2,668,969	303,845	—	—	(701,564)	20,361	283,484	2,271,250
Vanguard International Value Fund	2,724,170	112,596	—	—	(129,370)	67,687	44,909	2,707,396
Vanguard Long-Term Investment-Grade Fund	3,605,372	89,479	68,191	(3,189)	(272,549)	27,013	62,465	3,350,922
Vanguard PRIMECAP Fund	1,798,854	165,608	52,917	3,337	(226,207)	11,553	154,055	1,688,675
Vanguard Short-Term Investment-Grade Fund	3,555,083	30,131	81,943	(2,197)	(73,168)	13,413	12,927	3,427,906
Vanguard U.S. Growth Fund	3,569,979	397,573	42,872	34,102	(1,024,963)	59	397,514	2,933,819
Vanguard Windsor Fund	2,272,370	223,063	120,476	6,583	(172,179)	15,441	207,622	2,209,361
Vanguard Windsor II Fund	4,158,724	284,667	210,410	24,459	(323,935)	24,431	260,236	3,933,505
Total	28,993,781	1,760,937	660,775	59,413	(3,245,396)	190,225	1,566,920	26,907,960